Summary of Significant Accounting Policies - Additional Information (Detail)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2018 USD ($) $ / shares shares	Jun. 15, 2018	Aug. 04, 2018 USD ($)	Jul. 29, 2017 USD ($)	Aug. 04, 2018 USD ($) shares	Jul. 29, 2017 USD ($)	Feb. 03, 2018 USD ($) Reporting_Unit	Jan. 28, 2017 USD ($)	Jan. 30, 2016 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for doubtful accounts							$ 1,200,000	$ 1,300,000
Depreciation expense							138,000,000	149,500,000	$ 145,700,000
Amortization of deferred debt issuance costs					$ 3,911,000	$ 4,125,000	$ 8,463,000	17,091,000	16,848,000
Number of reporting unit | Reporting_Unit							1
Gross amount of assets recorded under capital lease and financing obligations							$ 49,400,000	49,400,000
Accumulated depreciation for capital lease							$ 12,200,000	$ 10,200,000	$ 8,100,000
Advertising expenses							0.60%	0.50%	0.40%
Aggregate net proceeds received by the Company after deducting underwriters' discounts and commissions					690,970,000
Deferrred offering costs					5,081,000
Term loan outstanding							$ 2,752,563,000
Stock split, conversion ratio		0.14285714
Description of stock split		Seven-to-one
Net sales			$ 3,307,105,000	$ 3,167,527,000	6,368,802,000	6,114,355,000	12,754,589,000	$ 12,350,537,000	$ 12,467,553,000
Cost of sales			2,718,602,000	$ 2,614,187,000	$ 5,228,940,000	$ 5,055,492,000	10,513,492,000	10,223,017,000	10,476,519,000
Second Lien Term Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Term loan outstanding	$ 623,300,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued | shares					43,125
Underwriter [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise of stock options (in shares) | shares	5,625,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' deficit as reduction of additional paid-in capital					$ 47,200,000
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued | shares	43,125,000
Common stock, par value | $ / shares	$ 17.00
Aggregate net proceeds received by the Company after deducting underwriters' discounts and commissions	$ 685,900,000
Deferrred offering costs	$ 47,200,000
Tax Cuts and Jobs Act of 2017 [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income to retained earnings							432,000
Accounting Standards Update 2016-15 [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance proceeds					2,000,000
Interest Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of deferred debt issuance costs							4,100,000	7,700,000	7,400,000
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill							0	0	0
Selling, General and Administrative Expenses [Member] | Trade Names [Member]
Summary of Significant Accounting Policies [Line Items]
Other assets impairment							$ 0	$ 0	$ 0
Allowance for Returns Reserve [Member] | Accounting Standards Update 2014-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Net sales			(5,700,000)		(5,700,000)
Cost of sales			$ (1,100,000)		$ (1,100,000)
Building and Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							33 years
Minimum [Member] | Furniture Fixtures And Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							3 years
Minimum [Member] | Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							3 years
Maximum [Member] | Furniture Fixtures And Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							10 years
Maximum [Member] | Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life							7 years